STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2021
STOCK-BASED COMPENSATION
Schedule of Share-based Compensation, Stock Options, Activity

A summary of the stock option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	9	10	11	12	13	14	15	16	17	18	19	20	21	22
	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,	April 14,
Grant date	2014	2015	2016	2016	2016	2016	2017	2017	2017	2018	2018	2019	2020	2021

Outstanding as of September 30, 2019	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000	—
														-
Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	(34,500)	(19,500)	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2020	—	—	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	—	160,000
Options exercised	—	—	—	—	—	—	—	—	(1,000)	—	—	—	—	(20,930)
Options cancelled/expired	—	—	—	(60,000)	(20,000)	(20,000)	—	(2,500)	(6,000)	(10,000)	—	—	—	—
Outstanding as of September 30, 2021	—	—	13,500	—	—	—	18,000	—	1,800	19,000	—	—	—	139,070
Options vested and exercisable
At September 30, 2020	—	—	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000	—
At September 30, 2021	—	—	13,500	—	—	—	18,000	—	1,800	19,000	—	—	—	139,070
Weighted average fair value at the grant date (US$)	6.5	7.5	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1	4.0	2.5	12.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	9	10	11	12	13	14	15	16	17	18	19	20	21	22
Exercise price (US$)	12.7	14.8	13.8	20.5	16.5	20	20.7	16.5	8	9.1	8.2	5.19	5.3	15.85
Average risk-free interest rate	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%	0.87%
Expected option life (year)	3	3	5	10	10	10	5	5	5	5	5	5	5	5
Volatility rate	79.2%	79.67%	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.20%	64.60%	68.20%	103%	52.60%	109.90%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—	—	—